UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end:   08/31

Date of reporting period:   11/30/15

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2015 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt - 52.4%
Federal Farm Credit Bank
0.250%, 12/02/2015	$113,900	$113,900
0.200%, 12/07/2015	50,000	50,000
0.340%, 12/30/2015	15,000	15,001
0.500%, 01/04/2016	50,000	50,011
0.260%, 02/18/2016 	30,000	29,983
0.280%, 02/26/2016	92,700	92,713
0.208%, 03/01/2016 Δ	27,500	27,502
0.147%, 03/15/2016 Δ	25,000	25,000
0.153%, 04/06/2016 Δ	50,000	49,998
0.145%, 04/08/2016 Δ	50,000	49,999
0.292%, 04/19/2016 Δ	52,700	52,724
0.166%, 05/13/2016 Δ	240,000	239,997
0.375%, 05/25/2016	21,000	21,006
0.193%, 06/21/2016 Δ	150,000	149,992
0.427%, 07/21/2016 	50,000	49,862
0.203%, 07/22/2016 Δ	100,000	100,000
0.178%, 09/06/2016 Δ	200,000	200,012
0.308%, 11/21/2016 Δ	30,000	30,038
0.173%, 12/01/2016 Δ	50,000	50,005
0.203%, 02/21/2017 Δ	150,000	150,000
0.217%, 03/16/2017 Δ	50,000	49,974
0.203%, 03/21/2017 Δ	25,000	24,998
0.278%, 03/29/2017 Δ	25,000	25,000
0.180%, 03/30/2017 Δ	50,000	50,000
0.180%, 04/04/2017 Δ	45,625	45,619
0.247%, 04/17/2017 Δ	75,000	75,041
0.256%, 05/24/2017 Δ	28,000	27,996
Federal Home Loan Bank
0.200%, 12/01/2015	60,000	60,000
0.154%, 12/02/2015 	50,000	50,000
0.160%, 12/04/2015	75,000	75,000
0.147%, 12/07/2015 Δ	50,000	50,000
0.160%, 12/11/2015	50,000	50,000
5.000%, 12/11/2015	1,000	1,001
0.150%, 12/15/2015	31,500	31,500
0.160%, 12/15/2015	200,000	199,998
0.145%, 01/08/2016 Δ	50,000	50,000
0.250%, 01/12/2016	50,000	50,002
0.160%, 01/13/2016	100,000	99,995
0.320%, 01/13/2016	50,000	49,999
0.160%, 01/15/2016	50,000	49,998
0.220%, 01/15/2016	50,000	49,998
0.180%, 01/20/2016 	75,000	74,981
0.182%, 01/20/2016 Δ	100,000	100,000
0.160%, 01/22/2016	71,500	71,496
0.201%, 01/25/2016 Δ	50,000	50,000
0.210%, 01/27/2016 	100,000	99,967
0.210%, 02/08/2016	75,000	74,995
0.155%, 02/09/2016 Δ	100,000	100,000
0.270%, 02/12/2016 	50,000	49,973
0.420%, 02/12/2016	25,000	25,009
0.276%, 02/17/2016 	147,400	147,312
0.200%, 02/22/2016 	50,000	49,977
0.321%, 03/09/2016 	80,621	80,550
4.875%, 03/11/2016	13,600	13,772
0.340%, 03/14/2016	50,000	49,997
1.125%, 03/15/2016	500	501
0.352%, 03/16/2016 	100,000	99,897
0.370%, 03/18/2016 	36,000	35,960
0.450%, 03/18/2016	18,580	18,590
0.220%, 04/06/2016 	40,000	39,969
0.321%, 04/12/2016 	100,000	99,882
0.237%, 04/13/2016 	169,690	169,541
0.310%, 04/15/2016	50,000	50,000
0.244%, 04/20/2016 	300,000	299,713
0.245%, 04/22/2016 	100,000	99,903
0.351%, 04/26/2016 	50,000	49,929
0.259%, 04/27/2016 	91,196	91,099
0.294%, 04/29/2016 	204,200	203,950
0.371%, 05/02/2016 	18,300	18,271
0.381%, 05/06/2016 	50,000	49,917
0.401%, 05/13/2016 	16,390	16,360
0.391%, 05/18/2016 	25,000	24,954
0.392%, 05/20/2016 	57,000	56,894
0.401%, 05/25/2016 	9,215	9,197

0.391%, 05/27/2016 	25,000	24,952
0.391%, 05/31/2016 	75,000	74,852
0.400%, 06/17/2016	50,000	50,000
0.186%, 06/24/2016 Δ	200,000	199,993
0.186%, 06/29/2016 Δ	150,000	150,000
0.440%, 07/08/2016	25,000	25,000
0.181%, 08/25/2016 Δ	100,000	100,000
0.195%, 08/26/2016 Δ	50,000	50,000
0.282%, 08/26/2016 Δ	220,000	219,996
0.450%, 08/29/2016	50,000	50,000
0.510%, 09/09/2016	25,000	25,000
2.000%, 09/09/2016	40,000	40,498
0.175%, 10/17/2016 Δ	235,000	234,983
0.203%, 10/27/2016 Δ	200,000	199,972
0.375%, 11/02/2016	25,000	24,942
0.150%, 01/09/2017 Δ	50,000	49,997
0.147%, 01/17/2017 Δ	50,000	49,991
0.187%, 01/30/2017 Δ	50,000	49,991
0.199%, 02/03/2017 Δ	50,000	49,972
0.209%, 02/07/2017 Δ	50,000	49,969
0.167%, 02/14/2017 Δ	175,000	175,000
0.227%, 02/14/2017 Δ	250,000	249,933
0.229%, 02/17/2017 Δ	50,000	49,974
0.217%, 02/28/2017 Δ	100,000	99,997
0.183%, 03/02/2017 Δ	50,000	50,000
0.234%, 03/08/2017 Δ	100,000	99,997
0.197%, 03/17/2017 Δ	50,000	49,997
0.246%, 03/27/2017 Δ	50,000	50,000
0.228%, 04/21/2017 Δ	225,000	224,926
0.317%, 05/19/2017 Δ	25,000	25,000
Federal Home Loan Mortgage Corporation
0.150%, 01/04/2016 	49,433	49,426
0.160%, 01/15/2016 	67,300	67,287
0.190%, 01/20/2016 	175,000	174,954
0.170%, 01/28/2016 	100,000	99,973
0.258%, 02/05/2016 	150,000	149,929
0.271%, 02/12/2016 	284,650	284,494
0.159%, 02/18/2016 Δ	150,000	149,995
0.270%, 02/22/2016 	41,716	41,690
0.400%, 03/15/2016	75,000	75,027
0.500%, 05/13/2016	67,974	68,024
0.400%, 05/27/2016	16,715	16,713
2.500%, 05/27/2016	13,429	13,565
0.177%, 06/15/2016 Δ	75,000	74,994
0.208%, 07/21/2016 Δ	50,000	49,997
2.000%, 08/25/2016	39,011	39,480
0.158%, 09/02/2016 Δ	50,000	50,000
0.875%, 10/14/2016	50,000	50,115
0.252%, 11/14/2016 Δ	110,000	110,008
0.212%, 04/20/2017 Δ	75,000	74,984
Federal National Mortgage Association
0.150%, 12/02/2015 	100,000	100,000
0.155%, 12/14/2015 	100,000	99,994
0.375%, 12/21/2015	89,670	89,678
0.250%, 02/10/2016 	81,136	81,096
0.295%, 02/17/2016 	114,000	113,927
0.280%, 02/23/2016 	50,000	49,967
0.280%, 02/24/2016 	50,000	49,967
2.000%, 02/25/2016	5,000	5,021
0.295%, 03/02/2016 	50,000	49,962
2.250%, 03/15/2016	50,000	50,284
0.341%, 03/16/2016 	25,000	24,975
0.230%, 04/06/2016 	40,000	39,967
0.217%, 08/16/2016 Δ	9,500	9,503
1.250%, 09/28/2016	86,190	86,806
0.240%, 01/26/2017 Δ	40,000	40,007
Total Government Agency Debt (Cost $10,463,159)		10,463,159

Treasury Debt - 1.3%
U.S. Treasury Notes
0.500%, 06/30/2016	225,000	225,121
0.500%, 08/31/2016	25,000	24,993
Total Treasury Debt (Cost $250,114)		250,114

Government Agency Repurchase Agreements - 13.9%
BNP Paribas Securities Corp
0.120%, dated 11/30/2015, matures 12/01/2015, repurchase price $350,001 (collateralized by various government agency obligations: Total market value $357,000)	350,000	350,000

Goldman Sachs & Company
0.090%, dated 11/30/2015, matures 12/01/2015, repurchase price $1,000,003 (collateralized by various government agency obligations: Total market value $1,020,000)	1,000,000	1,000,000
HSBC Securities (USA) Inc
0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $350,001 (collateralized by various government agency obligations: Total market value $357,001)	350,000	350,000
ING Financial Markets LLC
0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $175,000 (collateralized by various government agency obligations: Total market value $178,504)	175,000	175,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.110%, dated 11/30/2015, matures 12/01/2015, repurchase price $350,001 (collateralized by various government agency obligations: Total market value $357,000)	350,000	350,000
RBC Capital Markets
0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,001)	100,000	100,000
Societe Generale/New York Branch
0.120%, dated 11/30/2015, matures 12/01/2015, repurchase price $450,002 (collateralized by various government agency obligations: Total market value $459,000)	450,000	450,000

Total Government Agency Repurchase Agreements (Cost $2,775,000)		2,775,000

Treasury Repurchase Agreements - 32.4%
Bank of Nova Scotia/NY
0.120%, dated 11/30/2015, matures 12/01/2015, repurchase price $776,134 (collateralized by U.S. Treasury obligations: Total market value $791,683)	776,131	776,131
Credit Agricole Corporate & Investment Bank
0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $1,496,828 (collateralized by U.S. Treasury obligations: Total market value $1,526,818)	1,496,824	1,496,824
Federal Reserve Bank of New York
0.050%, dated 11/30/2015, matures 12/01/2015, repurchase price $4,200,006 (collateralized by U.S. Treasury obligations: Total market value $4,200,006)	4,200,000	4,200,000

Total Treasury Repurchase Agreements (Cost $6,472,955)		6,472,955

Total Investments ▲ - 100.0% (Cost $19,961,228)		19,961,228
Other Assets and Liabilities, Net - 0.0%		1,364
Total Net Assets - 100.0%		$19,962,592

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2015.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▲	On November 30, 2015, the cost of investments for federal income tax purposes was approximately $19,961,228. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2015, the fund’s investments were classified as follows:
				Total
	Level 1	Level 2	Level 3	Fair Value
Government Agency Debt	$—	$10,463,159	$—	$10,463,159
Treasury Repurchase Agreements	—	6,472,955	—	6,472,955
Government Agency Repurchase Agreements	—	2,775,000	—	2,775,000
Treasury Debt	—	250,114	—	250,114
Investments Purchased from Proceeds from Securities Lending	—	586,958	—	586,958
Total Investments	$—	$19,961,228	$—	$19,961,228

During the three-month period ended November 30, 2015, there were no transfers between valuation levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
Government Agency	$2,775,000	$—	$—	$2,775,000
Treasury	6,472,955	—	—	6,472,955
Total Borrowings	$9,247,955	$—	$—	$9,247,955

Schedule of Investments November 30, 2015 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 37.4%
Banco del Estado de Chile/NY
0.100%, 12/04/2015	$100,000	$100,000
0.314%, 12/10/2015 Δ	10,000	10,000
0.390%, 12/23/2015	40,000	40,000
0.400%, 01/04/2016	40,000	40,000
0.410%, 02/29/2016	35,000	35,000
0.442%, 02/29/2016 Δ	30,000	30,000
0.400%, 03/07/2016	35,000	35,000
Bank of Montreal/Chicago
0.120%, 12/01/2015	150,000	150,000
0.340%, 12/09/2015	15,000	15,000
0.330%, 12/11/2015	25,000	25,000
0.340%, 12/14/2015	25,000	25,000
0.320%, 01/11/2016	35,000	35,000
0.359%, 01/15/2016 Δ	75,000	75,000
0.378%, 01/22/2016 Δ	35,000	35,000
Bank of Nova Scotia/Houston
0.380%, 12/03/2015	25,000	25,000
0.380%, 12/04/2015	30,000	30,000
0.400%, 12/11/2015	25,000	25,000
0.333%, 01/06/2016 Δ	50,000	50,000
0.347%, 01/15/2016 Δ	25,000	25,000
0.400%, 02/05/2016	25,000	25,000
0.400%, 02/22/2016	50,000	50,000
0.534%, 05/09/2016 Δ	22,700	22,704
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.120%, 12/07/2015	150,000	150,000
BNP Paribas/Chicago
0.120%, 12/04/2015	250,000	250,000
Canadian Imperial Bank of Commerce/NY
0.100%, 12/02/2015	125,000	125,000
0.100%, 12/04/2015	100,000	100,000
0.378%, 02/05/2016 Δ	40,000	40,000
0.472%, 05/25/2016 Δ	25,000	25,000
Chase Bank USA
0.353%, 12/23/2015 Δ	25,000	25,000
Credit Suisse/NY
0.400%, 12/01/2015	50,000	50,000
0.370%, 01/04/2016 Δ	50,000	50,000
0.444%, 03/10/2016 Δ	50,000	50,000
0.530%, 04/08/2016	25,000	25,000
0.520%, 04/18/2016	25,000	25,000
Dnb NOR Bank ASA/NY
0.320%, 02/19/2016	30,000	30,000
0.330%, 02/19/2016	35,000	35,000
0.390%, 03/21/2016	35,000	35,000
DZ Bank/NY
0.360%, 01/04/2016	40,000	40,000
0.410%, 02/10/2016	25,000	25,000
0.370%, 02/18/2016	50,000	50,000
0.440%, 03/09/2016	40,000	40,000
0.450%, 03/17/2016	25,000	25,000
0.480%, 04/11/2016	15,000	15,000
HSBC Bank USA
0.381%, 01/25/2016 Δ	50,000	50,000
0.363%, 02/01/2016 Δ	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.400%, 02/04/2016	52,000	52,001
0.350%, 02/16/2016	30,000	30,000
0.410%, 03/10/2016	50,000	50,000
0.430%, 03/14/2016	45,000	45,000
Nordea Bank Finland Plc/NY
0.380%, 01/08/2016	25,000	25,000
0.395%, 01/13/2016	35,000	35,000
0.320%, 02/16/2016	25,000	25,000
0.370%, 02/22/2016	50,000	50,000
0.380%, 03/21/2016	50,000	49,999
Rabobank Nederland NV/NY
0.330%, 12/01/2015	25,000	25,000
0.330%, 12/08/2015	50,000	50,000

0.383%, 01/29/2016 Δ	25,000	25,000
0.320%, 03/01/2016	50,000	50,000
0.390%, 04/04/2016	35,000	35,000
0.716%, 05/06/2016	20,000	20,006
Skandinaviska Enskilda Banken AB/NY
0.400%, 03/11/2016	50,000	50,000
0.400%, 03/17/2016	30,000	30,000
0.400%, 03/24/2016	25,000	25,000
State Street Bank & Trust Co
0.407%, 05/20/2016 Δ	25,000	25,000
Sumitomo Mitsui Banking Corp/NY
0.330%, 12/01/2015	105,000	105,000
0.170%, 12/09/2015	50,000	50,000
0.300%, 02/03/2016	35,000	35,000
0.420%, 02/17/2016	25,000	25,000
Svenska Handelsbanken/NY
0.352%, 01/19/2016 Δ	50,000	50,000
0.415%, 03/18/2016	25,000	25,000
0.405%, 04/04/2016	25,000	25,000
0.465%, 04/12/2016	25,000	25,000
0.460%, 04/18/2016	40,000	40,000
Swedbank/NY
0.110%, 12/01/2015	300,000	300,000
0.100%, 12/07/2015	50,000	50,000
Toronto-Dominion Bank/NY
0.480%, 02/10/2016	30,000	30,000
0.480%, 02/12/2016	25,000	25,000
0.480%, 03/16/2016	25,000	25,000
0.520%, 03/17/2016	35,000	35,000
0.450%, 03/23/2016	35,000	35,000
0.460%, 04/29/2016	35,000	35,000
Wells Fargo Bank
0.355%, 02/08/2016 Δ	35,000	35,000
0.366%, 02/16/2016 Δ	40,000	40,000
0.340%, 02/18/2016 Δ	30,000	30,000
Westpac Banking Corp/NY
0.320%, 12/07/2015	25,000	25,000
0.335%, 01/11/2016 Δ	50,000	50,000
0.480%, 02/08/2016	35,000	35,000
Total Certificates of Deposit (Cost $4,014,710)		4,014,710

Asset Backed Commercial Paper ■ - 13.5%
Atlantic Asset Securitization Corp
0.110%, 12/01/2015	55,000	55,000
0.263%, 01/04/2016 Δ	50,000	50,000
Barton Capital LLC
0.110%, 12/01/2015	46,745	46,745
Chariot Funding LLC
0.371%, 12/08/2015 	25,000	24,998
Fairway Finance Corp
0.376%, 03/14/2016 	60,000	59,935
0.421%, 03/16/2016 	25,000	24,969
Gotham Funding Corp
0.190%, 12/07/2015 	27,485	27,484
0.190%, 12/09/2015 	25,000	24,999
0.240%, 12/14/2015 	25,000	24,998
0.230%, 12/21/2015 	75,000	74,990
Jupiter Securitization Company LLC
0.371%, 12/08/2015 	25,000	24,998
0.401%, 12/15/2015 	25,000	24,996
0.501%, 05/03/2016 	25,000	24,947
Kells Funding LLC
0.360%, 12/11/2015 	27,000	26,997
0.401%, 02/17/2016 	20,000	19,983
0.363%, 02/22/2016 Δ 	25,000	24,999
0.401%, 03/02/2016 	25,000	24,974
0.320%, 03/08/2016 	80,000	79,930
0.401%, 03/15/2016 	25,000	24,971
Liberty Street Funding LLC
0.431%, 01/11/2016 	25,000	24,988
0.431%, 01/13/2016 	25,000	24,987
0.431%, 01/14/2016 	50,000	49,974
0.340%, 02/16/2016 	25,000	24,982
0.421%, 03/17/2016 	25,000	24,969

Manhattan Asset Funding Co
0.200%, 12/02/2015 	20,000	20,000
0.210%, 12/04/2015 	17,500	17,500
0.200%, 12/18/2015 	25,000	24,998
0.220%, 12/21/2015 	60,000	59,993
0.260%, 01/05/2016 	30,000	29,992
0.300%, 01/19/2016 	20,000	19,992
Nieuw Amerterdam Receivables
0.220%, 12/03/2015 	50,000	49,999
Old Line Funding LLC
0.401%, 12/18/2015 	25,000	24,995
0.381%, 12/21/2015 	30,000	29,994
0.377%, 01/15/2016 Δ	45,000	45,000
0.451%, 01/20/2016 	32,500	32,480
0.461%, 01/22/2016 	25,000	24,983
0.501%, 03/23/2016 	25,000	24,961
Thunder Bay Funding LLC
0.400%, 12/17/2015 	3,100	3,099
0.451%, 01/15/2016 	40,000	39,977
0.392%, 02/05/2016 Δ	54,000	54,000
0.395%, 03/08/2016 Δ	40,000	40,000
0.394%, 03/10/2016 Δ	40,000	40,000
0.471%, 04/18/2016 	25,000	24,955
Total Asset Backed Commercial Paper (Cost $1,447,731)		1,447,731

Other Notes - 10.6%
Australia & New Zealand Banking Group LTD
3.250%, 03/01/2016 ■	15,225	15,330
Credit Agricole, Cayman Islands Branch - Time Deposit
0.070%, 12/01/2015	213,548	213,548
DnB Bank ASA - Georgetown, Cayman Islands Branch - Time Deposit
0.050%, 12/01/2015	275,000	275,000
General Electric Capital Corp
0.933%, 12/11/2015	21,541	21,544
ING Bank NV
4.000%, 03/15/2016 ■	35,000	35,351
MassMutual Global Funding II
0.453%, 12/11/2015 Δ ■	1,600	1,600
3.125%, 04/14/2016 ■	12,479	12,603
MetLife Global Funding I
3.125%, 01/11/2016 ■	55,675	55,837
National Australia Bank of New York
0.900%, 01/20/2016	16,115	16,124
New York Life Global Funding
0.800%, 02/12/2016 ■	29,819	29,840
Royal Bank of Canada
0.850%, 03/08/2016	7,855	7,864
2.875%, 04/19/2016	29,810	30,074
Skandinaviska Enskilda Banken, Cayman Islands Branch - Time Deposit
0.060%, 12/01/2015	275,000	275,000
Svenska Handelsbanken AB
0.419%, 12/03/2015 Δ ■	25,000	25,000
0.387%, 03/15/2016 Δ ■	65,000	65,000
Wells Fargo Bank
0.457%, 10/14/2016 Δ	20,000	20,000
Westpac Banking Corp
3.000%, 12/09/2015	14,010	14,018
0.950%, 01/12/2016	17,905	17,916
Total Other Notes (Cost $1,131,649)		1,131,649

Financial Company Commercial Paper - 9.5%
ANZ New Zealand Int’l/London
0.356%, 01/12/2016 Δ ■	50,000	50,000
CDP Financial Inc
0.361%, 03/01/2016 ■ 	12,000	11,989
0.351%, 03/22/2016 ■ 	30,000	29,967
0.461%, 04/29/2016 ■ 	50,000	49,904
CPPIB Capital Inc
0.290%, 02/03/2016 ■ 	50,000	49,974
0.401%, 04/05/2016 ■ 	25,000	24,965
HSBC Bank Plc
0.345%, 02/08/2016 Δ ■	25,000	25,000
ING Funding LLC

0.401%, 12/01/2015 	35,000	35,000
0.350%, 12/07/2015 	25,000	24,999
0.411%, 12/08/2015 	15,000	14,999
0.371%, 12/17/2015 	20,000	19,997
0.461%, 03/24/2016 	30,000	29,956
0.451%, 04/01/2016 	40,000	39,939
J.P. Morgan Securities LLC
0.521%, 02/16/2016  ■	25,000	24,972
Macquarie Bank LTD
0.395%, 01/08/2016 Δ ■	35,000	35,000
0.330%, 01/11/2016 ■ 	20,500	20,492
0.350%, 02/16/2016 ■ 	25,000	24,981
0.420%, 03/01/2016 ■ 	30,000	29,968
0.421%, 03/04/2016 ■ 	50,000	49,945
0.451%, 04/19/2016 ■ 	25,000	24,956
MetLife Short Term Fund
0.150%, 12/08/2015 ■ 	10,000	10,000
0.170%, 12/28/2015 ■ 	55,255	55,248
Rabobank Nederland NV/NY
0.390%, 03/10/2016 	65,000	64,930
Sumitomo Mitsui Banking Corp/NY
0.440%, 02/24/2016 ■ 	25,000	24,974
Suncorp Metway LTD
0.441%, 01/06/2016 ■ 	10,000	9,996
0.451%, 01/11/2016 ■ 	30,000	29,985
0.541%, 02/10/2016 ■ 	25,000	24,973
0.400%, 02/23/2016 ■ 	30,000	29,972
0.461%, 03/07/2016 ■ 	20,000	19,975
0.521%, 04/13/2016 ■ 	25,000	24,952
0.531%, 04/14/2016 ■ 	14,000	13,972
0.551%, 04/20/2016 ■ 	20,000	19,957
0.612%, 05/09/2016 ■ 	15,000	14,959
0.612%, 05/12/2016 ■ 	13,000	12,964
Westpac Banking Corp/NY
0.265%, 12/08/2015 ■	50,000	50,001
Total Financial Company Commercial Paper (Cost $1,023,861)		1,023,861

Other Commercial Paper - 6.5%
Automatic Data Processing
0.110%, 12/01/2015	200,000	200,000
Coca-Cola Co
0.501%, 03/16/2016 ■ 	30,000	29,956
0.411%, 04/21/2016 ■ 	21,000	20,966
IBM Corp
0.170%, 12/22/2015 ■ 	37,500	37,496
Reckitt Benckiser TSY
0.401%, 01/11/2016 ■ 	25,000	24,989
0.401%, 01/12/2016 ■ 	25,000	24,988
Total Capital SA
0.070%, 12/01/2015	75,000	75,000
Toyota Credit Canada Inc
0.431%, 03/07/2016 	35,000	34,959
0.421%, 04/01/2016 	25,000	24,964
0.501%, 04/27/2016 	25,000	24,949
Toyota Motor Credit Corp
0.391%, 03/01/2016 	35,000	34,966
0.401%, 03/04/2016 	35,000	34,963
0.401%, 03/08/2016 	35,000	34,962
0.411%, 04/11/2016 	30,000	29,955
Walmart Stores Inc
0.110%, 12/16/2015 	65,000	64,997
Total Other Commercial Paper (Cost $698,110)		698,110

Investment Companies - 3.0%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.085%	75,000,000	75,000
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.176%	125,000,000	125,000
JPMorgan Prime Money Market Fund, Institutional Shares, 0.125%	123,129,000	123,129
Total Investment Companies (Cost $323,129)		323,129

Government Agency Debt - 0.4%	PAR
Federal Home Loan Bank
0.320%, 01/13/2016	$15,000	15,000
0.400%, 06/17/2016	28,500	28,500

Total Government Agency Debt (Cost $43,500)		43,500

Treasury Debt - 0.2%
U.S. Treasury Note
2.000%, 01/31/2016	25,000	25,071
(Cost $25,071)

Variable Rate Demand Notes Δ - 0.2%
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase)
0.120%, 12/07/2015	2,830	2,830
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.190%, 12/07/2015	4,200	4,200
Yavapai County Industrial Development Authority Revenue, Drake Cement LLC Project (LOC: Bank of Nova Scotia)
0.250%, 12/07/2015	9,375	9,375
Total Variable Rate Demand Notes (Cost $16,405)		16,405

Government Agency Repurchase Agreements - 6.5%
Bank of Nova Scotia/NY
0.140%, dated 11/30/2015, matures 12/01/2015, repurchase price $600,002 (collateralized by various government agency obligations: Total market value $612,000)	600,000	600,000
RBC Capital Markets LLC
0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Total Government Agency Repurchase Agreements (Cost $700,000)		700,000

Treasury Repurchase Agreements - 7.4%
Bank of Nova Scotia/NY
0.120%, dated 11/30/2015, matures 12/01/2015, repurchase price $269,014 (collateralized by U.S. Treasury obligations: Total market value $274,319)	269,013	269,013
Credit Agricole Corporate & Investment Bank
0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $518,813 (collateralized by U.S. Treasury obligations: Total market value $529,043)	518,812	518,812
Total Treasury Repurchase Agreements (Cost $787,825)		787,825

Other Repurchase Agreements - 4.8%
BNP Paribas Securities
0.210%, dated 11/30/2015, matures 01/04/2016, repurchase price $120,025 (collateralized by various securities: Total market value $126,001) ∞	120,000	120,000
HSBC Securities (USA) Inc
0.160%, dated 11/30/2015, matures 12/01/2015, repurchase price $90,000 (collateralized by various securities: Total market value $94,504)	90,000	90,000
ING Financial Markets LLC
0.160%, dated 11/30/2015, matures 12/01/2015, repurchase price $50,000 (collateralized by various securities: Total market value $52,503)	50,000	50,000
JP Morgan Securities LLC
0.370%, dated 11/30/2015, matures 01/04/2016, repurchase price $150,054 (collateralized by various securities: Total market value $157,502) ∞	150,000	150,000
Merrill Lynch Pierce Fenner Smith Inc
0.310%, dated 11/30/2015, matures 01/04/2016, repurchase price $100,030 (collateralized by various securities: Total market value $105,000) ∞	100,000	100,000
Total Other Repurchase Agreements (Cost $510,000)		510,000

Total Investments ▲ - 100.0% (Cost $10,721,991)		10,721,991
Other Assets and Liabilities, Net - 0.0%		1,290
Total Net Assets - 100.0%		$10,723,281

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2015.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2015, the value of these investments was $2,620,728 or 24.4% of total net assets.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

∞	Security considered illiquid. As of November 30, 2015, the value of these investments was $370,000 or 3.5% of total net assets.

▲	On November 30, 2015, the cost of investments for federal income tax purposes was approximately $10,721,991. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT	-	Alternative Minimum Tax. As of November 30, 2015, the total value of securities subject to AMT was $2,830 or 0.0% of total net assets.
LOC	-	Letter of Credit
SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2015, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$4,014,710	$—	$4,014,710
Asset Backed Commercial Paper	—	1,447,731	—	1,447,731
Other Notes	—	1,131,649	—	1,131,649
Financial Company Commercial Paper	—	1,023,861	—	1,023,861
Treasury Repurchase Agreements	—	787,825	—	787,825
Government Agency Repurchase Agreements	—	700,000	—	700,000
Other Commercial Paper	—	698,110	—	698,110
Other Repurchase Agreements	—	510,000	—	510,000
Government Agency Debt	—	43,500	—	43,500
Treasury Debt	—	25,071	—	25,071
Variable Rate Demand Notes	—	16,405	—	16,405
Investment Companies	323,129	—	—	323,129
Total Investments	$—	$10,398,862	$—	$10,398,862

During the three-month period ended November 30, 2015, there were no transfers between fair value levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
Government Agency	$700,000	$—	$—	$700,000
Treasury	787,825	—	—	787,825
Other	140,000	—	370,000	510,000
Total Borrowings	$1,627,825	$—	$370,000	$1,997,825

Schedule of Investments November 30, 2015 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt - 99.8%
Alaska - 1.0%
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993A
0.010%, 12/01/2015 Δ	$5,795	$5,795
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993C
0.010%, 12/01/2015 Δ	1,080	1,080
		6,875
California - 1.5%
State of California Department of Water Resources Central Valley Project Water System Revenue Bonds Series AI
5.000%, 12/01/2015	10,900	10,900

Colorado - 3.8%
City and County of Denver, Colorado, Multifamily Housing Revenue, Garden Court Community Project, Series 2008
0.030%, 12/07/2015 Δ	7,295	7,295
City of Colorado Springs, Colorado Revenue Bonds, Colorado Springs Fine Arts Center Project, Series 2006 (LOC: Wells Fargo Bank)
0.070%, 12/07/2015 Δ	1,555	1,555
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Series B-5 (LOC: TD Bank)
0.010%, 12/01/2015 Δ	4,800	4,800
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.010%, 12/07/2015 Δ	8,094	8,094
Weld County, Colorado School District No. 006 Greeley, Series A
2.000%, 12/01/2015	5,400	5,400
		27,144
Connecticut - 1.9%
Connecticut Health & Educational Facility Authority Revenue, Yale University, Series U-2
0.010%, 12/07/2015 Δ	8,970	8,970
Connecticut Health & Educational Facility Authority Revenue, Yale University, Series V-2
0.010%, 12/01/2015 Δ	5,000	5,000
		13,970
District of Columbia - 0.9%
District of Columbia, Medlantic/Helix Issue, Series 1998A (LOC: PNC Bank)
0.010%, 12/07/2015 Δ	3,555	3,555
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.020%, 12/07/2015 Δ	3,135	3,135
		6,690
Florida - 1.8%
North Broward Hospital District, Series 2008A (LOC: TD Bank)
0.010%, 12/07/2015 Δ	4,585	4,585
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.020%, 12/07/2015 Δ	4,300	4,300
The School Board of Orange County, Florida Certificates of Participation, Series 2008C (LOC: Bank of America)
0.020%, 12/07/2015 Δ	4,130	4,130
		13,015
Illinois - 14.7%
City of Chicago, Second Lien Water Revenue Refunding Bonds, Series 2004-2 (LOC: State Street Bank & Trust)
0.060%, 12/07/2015 Δ	25,775	25,775
City of Chicago, Senior Lien Tax Increment Allocation Bonds, Near North Redevelopment Project, Series 1999A (LOC: Bank of New York Mellon)
0.600%, 12/07/2015 Δ	5,000	5,000
City of Chicago, Water Revenue Refunding Bonds, Series 2004-1 (LOC: Bank of Tokyo)
0.060%, 12/07/2015 Δ	9,980	9,980
Elmhurst, Illinois Revenue Adjustable Bond, Series 1988 (LOC: JPMorgan Chase Bank)
0.020%, 12/07/2015 Δ	3,795	3,795
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.040%, 12/07/2015 Δ	3,400	3,400
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.010%, 12/07/2015 Δ	6,255	6,255
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.010%, 12/07/2015 Δ	2,700	2,700
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company)
0.010%, 12/07/2015 Δ	9,000	9,000
Illinois Finance Authority, Presbyterian Homes Lake Forest Place Project, Series 2006 (LOC: Northern Trust Company)
0.010%, 12/07/2015 Δ	9,200	9,200

Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.010%, 12/07/2015 Δ	12,100	12,100
University of Illinois, Health Services Facilities, The Board of Trustees of the University of Illinois, Series 1997B (LOC: Wells Fargo Bank)
0.010%, 12/07/2015 Δ	9,200	9,200
Village of Romeoville, Will County, Illinois, Lewis University, Series 2006 (LOC: Wells Fargo Bank)
0.010%, 12/01/2015 Δ	1,050	1,050
Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank)
0.030%, 12/07/2015 Δ	7,760	7,760
		105,215
Indiana - 3.0%
Indiana Bond Bank Advance Funding Program Notes, Series 2015A
2.000%, 01/05/2016	18,475	18,506
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc., Series 2008F (LOC: Bank of New York Mellon)
0.020%, 12/07/2015 Δ	3,025	3,025
		21,531
Iowa - 0.7%
Iowa City Community School District, Services and Use Tax Revenue Bonds, Series 2015
2.000%, 06/01/2016	3,950	3,982
Iowa Finance Authority, Mississippi Valley Regional Blood Center Project, Series 2003 (LOC: Wells Fargo Bank)
0.020%, 12/07/2015 Δ	1,285	1,285
		5,267
Kentucky - 1.2%
Kentucky Health Care Facility, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.060%, 12/07/2015 Δ	8,765	8,765
Louisiana - 4.9%
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.030%, 12/07/2015 Δ	20,000	20,000
Louisiana Public Facilities Authority, Revenue Bonds, Dynamic Fuels, LLC Project, Series 2008 (LOC: Bank of America)
0.010%, 12/01/2015 Δ	14,950	14,950
		34,950
Maryland - 4.8%
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: TD Bank)
0.010%, 12/07/2015 Δ	26,450	26,450
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.010%, 12/07/2015 Δ	6,465	6,465
Prince George’s County, Maryland General Obligation Bonds, Series 2013A
4.000%, 03/01/2016	1,860	1,877
		34,792
Michigan - 1.5%
Michigan Higher Education Facilities Authority, Albion College Project, Series 2006 (LOC: JPMorgan Chase Bank)
0.010%, 12/07/2015 Δ	9,410	9,410
Regents of The University of Michigan, General Revenue Bonds, Series 2012D-1
0.010%, 12/01/2015 Δ	1,200	1,200
		10,610
Minnesota - 11.1%
City of Minneapolis & The Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Alliana Health System, Series 2009B-1 (LOC: JPMorgan Chase Bank)
0.010%, 12/01/2015 Δ	4,100	4,100
City of Minnetonka, The Cliffs at Ridgedale, Series 1995
0.010%, 12/07/2015 Δ	8,150	8,150
City of St. Francis, Minnesota General Obligation Temporary Sewer Revenue Bonds, Series 2015B
1.000%, 11/01/2016	8,105	8,129
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001
0.010%, 12/07/2015 Δ	14,805	14,805
Independent School District No. 12 Circle Pines, Minnesota General Obligation School Building Refunding Bonds, Series 2012A
4.000%, 02/01/2016	3,445	3,467
Metropolitan Council, General Obligation Bonds, Series 2015A
5.000%, 03/01/2016	16,050	16,240
Ramsey County, Minnesota General Obligation Capital Improvement Plan Refunding Bonds, Series 2011B
5.000%, 02/01/2016	1,135	1,144
Sherburne County, Minnesota General Obligation Capital Improvement Refunding Bonds, Series 2015A
2.000%, 02/01/2016	1,250	1,253
University of Minnesota (Commercial Paper)
0.030%, 01/04/2016	9,000	9,000
0.030%, 01/04/2016	13,750	13,750
		80,038

Mississippi - 2.3%
Jackson County, Mississippi Pollution Control, Chevron U.S.A. Inc. Project, Series 1993
0.010%, 12/01/2015 Δ	6,000	6,000
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.010%, 12/01/2015 Δ	5,600	5,600
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009C
0.010%, 12/01/2015 Δ	1,010	1,010
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009E
0.010%, 12/01/2015 Δ	2,200	2,200
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010F
0.010%, 12/07/2015 Δ	600	600
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010H
0.010%, 12/01/2015 Δ	1,200	1,200
		16,610
Missouri - 2.8%
Curators University of Missouri (Commercial Paper)
0.020%, 12/03/2015	20,000	20,000
Missouri Health & Educational Facilities Authority, The Washington University, Series D (SPA: Wells Fargo Bank)
0.010%, 12/01/2015 Δ	320	320
		20,320
New York - 2.2%
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds, Series 2015E-2 (LOC: Bank of Tokyo)
0.010%, 12/07/2015 Δ	6,325	6,325
New York City Health and Hospitals Corporations, Health System Bonds, Series C (LOC: TD Bank)
0.010%, 12/07/2015 Δ	9,300	9,300
		15,625
North Carolina - 2.5%
City of Charlotte, Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.010%, 12/07/2015 Δ	1,790	1,790
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.020%, 12/07/2015 Δ	5,910	5,910
State of North Carolina, Capital Improvement Limited Obligation Bonds, Series 2011C
5.000%, 05/01/2016	7,760	7,916
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.020%, 12/07/2015 Δ	2,685	2,685
		18,301
Ohio - 3.8%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.020%, 12/07/2015 Δ	12,155	12,155
Cuyahoga County Hospital Revenue, Metro Health System (LOC: PNC Bank)
0.010%, 12/07/2015 Δ	12,800	12,800
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.010%, 12/07/2015 Δ	2,000	2,000
		26,955
Pennsylvania - 1.4%
Butler County General Authority, North Allegheny School District Project, Series 2011B (SPA: PNC Bank)
0.020%, 12/07/2015 Δ	9,920	9,920

South Carolina - 0.3%
South Carolina Jobs - Economic Development Authority, Heathwood Hall Episcopal School Project, Series 2001 (LOC: Wells Fargo Bank)
0.020%, 12/07/2015 Δ	1,900	1,900

Tennessee - 0.0%
Blount County Public Building Authority, Local Government Public Improvement, Series E-8-A (LOC: Branch Banking & Trust)
0.020%, 12/07/2015 Δ	300	300

Texas - 11.2%
Board of Regents of the University of Texas System, Series 2007B
0.010%, 12/07/2015 Δ	10,100	10,100
City of Grapevine, Texas General Obligation Refunding Bonds, Series 2015
2.000%, 02/15/2016	3,155	3,167
Lower Neches Valley Industrial Development Authority, ExxonMobil Project, Series 2010
0.010%, 12/01/2015 Δ	2,700	2,700
Lower Neches Valley Industrial Development Authority, ExxonMobil Project, Series 2011
0.010%, 12/01/2015 Δ	18,515	18,515
Lower Neches Valley Industrial Development Authority, ExxonMobil Project, Series 2012
0.010%, 12/01/2015 Δ	1,650	1,650
University of Houston (Commercial Paper)
0.020%, 12/02/2015	13,864	13,864
University of Texas (Commercial Paper)
0.050%, 12/04/2015	20,350	20,350

Williamson County, Texas Limited Tax Refunding Bonds, Series 2015
2.000%, 02/15/2016	9,750	9,786
		80,132
Vermont - 1.1%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.020%, 12/07/2015 Δ	7,665	7,665

Virginia - 7.1%
Commonwealth Transportation Board, Virginia Transportation Capital Projects Revenue Bonds, Series 2012
5.000%, 05/15/2016	14,725	15,047
Fairfax County Economic Development Authority, Smithsonian Institution, Series B (SPA: Northern Trust Company)
0.010%, 12/07/2015 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003E
0.010%, 12/07/2015 Δ	6,635	6,635
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003F
0.010%, 12/07/2015 Δ	9,820	9,820
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008
0.080%, 12/07/2015 Δ	7,200	7,200
		50,702
Washington - 7.3%
City of Seattle, Washington Limited Tax General Obligation Improvement and Refunding Bonds, Series 2014
5.000%, 05/01/2016	6,785	6,921
King County, Washington, Multi-Model Limited Tax GO Bonds, Series A (General Obligation) (SPA: State Street Bank & Trust)
0.010%, 12/07/2015 Δ	23,000	23,000
Tacoma School District No. 10 Pierce County, Washington Unlimited Tax General Obligation and Refunding Bond, 2015
2.000%, 06/01/2016	7,540	7,608
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank)
0.020%, 12/07/2015 Δ	10,100	10,100
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011
0.010%, 12/07/2015 Δ	4,900	4,900
		52,529
Wisconsin - 4.0%
Dane County, Wisconsin General Obligation Promissory Notes, Series 2015A
2.000%, 06/01/2016	4,575	4,613
Wisconsin Health and Educational Facilities, Indian Community School of Milwaukee, Inc. Project, Series 2007 (LOC: JPMorgan Chase Bank)
0.010%, 12/07/2015 Δ	16,000	16,000
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Inc., Series 1999C (LOC: JPMorgan Chase Bank)
0.010%, 12/07/2015 Δ	8,120	8,120
		28,733
Wyoming - 1.0%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Scotia Bank)
0.020%, 12/07/2015 Δ	6,455	6,455
Unita County, Wyoming Pollution Control, Chevron U.S.A. Inc. Project, Series 1993
0.010%, 12/01/2015 Δ	560	560
		7,015
Total Municipal Debt (Cost $716,469)		716,469

Total Investments ▲ - 99.8% (Cost $716,469)		716,469
Other Assets and Liabilities, Net - 0.2%		1,268
Total Net Assets - 100.0%		$717,737

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2015.

▲	On November 30, 2015, the cost of investments for federal income tax purposes was approximately $716,469. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB	-	Federal Home Loan Banks
INS	-	Insured
LOC	-	Letter of Credit
SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2015, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Municipal Debt	$—	$716,469	$—	$716,469
Total Investments	$—	$716,469	$—	$716,469

During the three-month period ended November 30, 2015, there were no transfers between valuation levels or Level 3 securities.

Schedule of Investments November 30, 2015 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 32.9%
U.S. Treasury Notes
2.125%, 12/31/2015	$50,000	$50,079
0.375%, 01/31/2016	85,000	85,024
2.000%, 01/31/2016	275,000	275,817
4.500%, 02/15/2016	295,000	297,629
0.250%, 02/29/2016	30,000	30,007
0.375%, 03/15/2016	350,000	350,105
0.250%, 04/15/2016	150,000	149,937
2.000%, 04/30/2016	250,000	251,708
2.625%, 04/30/2016	250,000	252,350
0.500%, 06/30/2016	25,000	25,013
1.500%, 07/31/2016	50,000	50,377
0.500%, 08/31/2016	175,000	175,173
1.000%, 08/31/2016	160,000	160,707
3.000%, 08/31/2016	50,000	50,992
0.500%, 09/30/2016	25,000	24,979
0.193%, 10/31/2016 Δ	223,000	222,894
0.224%, 01/31/2017 Δ	160,000	159,997
0.217%, 07/31/2017 Δ	50,000	49,962
0.308%, 10/31/2017 Δ	50,000	50,010
Total Treasury Debt (Cost $2,712,760)		2,712,760
Treasury Repurchase Agreements - 67.0%
Bank of Montreal
0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
Bank of Nova Scotia/NY
0.120%, dated 11/30/2015, matures 12/01/2015, repurchase price $354,857 (collateralized by U.S. Treasury obligations: Total market value $361,998)	354,856	354,856
BNP Paribas Securities
0.110%, dated 11/30/2015, matures 12/01/2015, repurchase price $315,001 (collateralized by U.S. Treasury obligations: Total market value $321,300)	315,000	315,000
Credit Agricole Corporate & Investment Bank
0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $684,366 (collateralized by U.S. Treasury obligations: Total market value $698,139)	684,364	684,364
Federal Reserve Bank of New York
0.050%, dated 11/30/2015, matures 12/01/2015, repurchase price $1,600,002 (collateralized by U.S. Treasury obligations: Total market value $1,600,002)	1,600,000	1,600,000
HSBC Securities (USA) Inc
0.090%, dated 11/30/2015, matures 12/01/2015, repurchase price $158,000 (collateralized by U.S. Treasury obligations: Total market value $161,163)	158,000	158,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.110%, dated 11/30/2015, matures 12/01/2015, repurchase price $250,001 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
Societe Generale/New York Branch
0.080%, dated 11/24/2015, matures 12/01/2015, repurchase price $400,006 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
0.110%, dated 11/30/2015, matures 12/01/2015, repurchase price $1,000,003 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
TD Securities USA LLC
0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $700,002 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
Total Treasury Repurchase Agreements (Cost $5,512,220)		5,512,220
Total Investments ▲ - 99.9% (Cost $8,224,980)		8,224,980
Other Assets and Liabilities, Net - 0.1%		6,262
Total Net Assets - 100.0%		$8,231,242

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable rate security - The rate shown is the rate in effect as of November 30, 2015.

▲	On November 30, 2015, the cost of investments for federal income tax purposes was approximately $8,224,980. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2015, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Treasury Debt	$—	$2,712,760	$—	$2,712,760
Treasury Repurchase Agreements	—	5,512,220	—	5,512,220
Total Investments	$—	$8,224,980	$—	$8,224,980

During the three-month period ended November 30, 2015, there were no transfers between valuation levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
Government Agency	$—	$—	$—	$—
Treasury	$5,512,220	$—	$—	$5,512,220
Other	$—	—	—	—
Total Borrowings	$5,512,220	$—	$—	$5,512,220

Schedule of Investments November 30, 2015 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 99.9%
U.S. Treasury Bills U
0.021%, 12/03/2015	$20,564	$20,564
0.008%, 12/10/2015	34,071	34,071
0.002%, 12/17/2015	13,900	13,900
0.039%, 12/24/2015	25,091	25,090
0.002%, 12/31/2015	30,000	30,000
0.053%, 01/07/2016	140,135	140,127
0.040%, 01/14/2016	69,532	69,529
0.029%, 01/21/2016	50,000	49,998
0.165%, 02/25/2016	11,440	11,435
U.S. Treasury Notes
2.125%, 12/31/2015	9,000	9,014
0.375%, 01/15/2016	2,370	2,371
0.185%, 01/31/2016 Δ	345,683	345,657
0.375%, 01/31/2016	843	843
2.000%, 01/31/2016	137,025	137,441
0.375%, 02/15/2016	20,000	20,011
4.500%, 02/15/2016	23,305	23,513
0.209%, 04/30/2016 Δ	15,769	15,770
2.000%, 04/30/2016	25,000	25,172
0.375%, 05/31/2016	5,281	5,281
0.210%, 07/31/2016 Δ	5,000	5,000
0.500%, 07/31/2016	1,263	1,263
1.500%, 07/31/2016	10,000	10,063
0.625%, 08/15/2016	4,981	4,985
1.000%, 08/31/2016	12,397	12,440
0.500%, 09/30/2016	7,551	7,545
0.193%, 10/31/2016 Δ	27,000	26,985
0.224%, 01/31/2017 Δ	10,000	10,000
0.214%, 04/30/2017 Δ	30,000	30,003
Total Treasury Debt (Cost $1,088,071)		1,088,071

Total Investments ▲ - 99.9% (Cost $1,088,071)		1,088,071
Other Assets and Liabilities, Net - 0.1%		1,478
Total Net Assets - 100.0%		$1,089,549

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

U	Rate shown is effective yield as of November 30, 2015.

Δ	Variable rate security - The rate shown is the rate in effect as of November 30, 2015.

▲	On November 30, 2015, the cost of investments for federal income tax purposes was approximately $1,088,071. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

As of November 30, 2015, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$1,088,071	$—	$1,088,071
Total Investments	$—	$1,088,071	$—	$1,088,071

During the three-month period ended November 30, 2015, there were no transfers between valuation levels or Level 3 securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	January 29, 2016

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 29, 2016